Income Tax (Details) - Schedule of Income Tax - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Income Tax [Abstract]
Current tax expenses	$ 387,407	$ 1,117,861
Deferred tax (benefit)/expense	135,640	(537,915)
Income tax expense	$ 523,047	$ 579,946